Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Current
Federal			$ 762,045	$ 467,991
State
Deferred
Federal			(673,365)	(85,640)
State
Change in valuation allowance			526,707	242,233
Income tax provision	$ 21,362	$ 416,252	$ 615,387	$ 624,584